INVENTORIES (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 6. INVENTORIES

Inventories are composed of the following (in thousands):

	September 30,	December 31,
	2013	2012
Finished goods	$1,096	$1,146
Work in process	61	330
Raw materials	170	255
Packaging supplies	233	263
Total inventories	$1,560	$1,994

NOTE 6. INVENTORIES

Inventories are composed of the following (in thousands):

	As of December 31,
	2012	2011
Finished goods	$1,146	$906
Work in process	330	804
Raw materials	255	353
Packaging supplies	263	234
Total inventories	$1,994	$2,297